UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                 (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2011

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2011
September 30, 2011

The Hillman Advantage Equity Fund

The Hillman Focused Advantage Fund

No Load Shares
Class A Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds (the “Funds”).  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The Hillman Capital Management Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Hillman Capital Management Funds, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Hillman Capital Management Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective.  Investment in the Funds is subject to the following risks: market risk, management style risk, investment advisor risk, and Small-Cap and Mid-Cap companies risk.  In addition to the risks outlined above, the Focused Advantage Fund is also subject to non-diversified status risk and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.hillmancapital.com.

This Annual Report was first distributed to shareholders on or about November 29, 2011.

For More Information on your Hillman Capital Management (Hillman) Mutual Funds:

See Our Website @ www.hillmancapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Letter to Shareholders

Dear Hillman Fund Shareholder,

We are pleased to provide the annual report for the Hillman Funds for the fiscal year ended 09/30/2011.

We have enclosed the attached commentary to remind our shareholders of Hillman Capital Management’s approach and to share some perspective on current economic conditions.

On behalf of the team at Hillman Capital Management, I thank you for your ongoing confidence.  It is our hope that we may continue to serve you throughout the years to come.

Sincerely,

Mark A. Hillman
President and Chief Investment Officer
Hillman Capital Management, Inc.

Market Commentary

At Hillman Capital Management (HCM) we take a long-term approach to investing, focusing on the identification of companies with sustainable competitive advantage.  Our goal is to purchase securities of advantaged firms when they sell at a discount to our estimates of intrinsic value.  We believe that our approach offers a prudent way to attempt to control risk and potentially outperform the market over time.

Investor anxiety heightened in the second half of the Funds’ 2011 fiscal year, as a broad series of macro-economic concerns weighed on future expectations for the global economy.  Sell side brokerage reports have increasingly highlighted the potential pitfalls for global economic growth.  As an example, a recent JP Morgan research report entitled “Too many banana peels” suggested that investors retain a “defensive posture”.  The report cites issues including the European sovereign debt crisis, an impending Western European recession, probable fiscal tightening in the U.S. in 2012, and the weakening pace of growth in Asian economies.  Significant economic challenges exist as the European Union and the United States face up to the fiscal realities imposed by slow economic growth, high levels of sovereign debt relative to GDP, and ballooning budget deficits.  We believe that there are available paths forward that could result in positive outcomes for equity values.  However, many of the necessary decisions will be made by select groups behind closed doors.  As a result, we believe that specific policy outcomes may be hard to foresee.

As speculation regarding the direction of government regulatory and fiscal actions has dominated headlines, many investors do not appear to be focused on long-term economic drivers.  Economies achieve varying levels of activity as a result of the willingness and ability of populations to satisfy their needs and material wants.  Observing savings patterns within the United States’ economy, we believe that consumer spending levels relative to discretionary income have been directly influenced by household net worth.  The chart below depicts the quarterly U.S. personal savings rate experienced for each level of net worth relative to disposable personal income since 1970.  The data in this chart indicates that the current savings rate is within the range expected for the current level of household net worth.  The data also provides evidence demonstrating that the wealth effect has had a meaningful impact on consumer behavior over time.

           The chart reflects quarterly data points for period between 2Q 1970 and 2Q 2011.
           Source: U. S. Federal Reserve, U.S. Bureau of Economic Analysis, Stifel Nicolaus.

Consumer expectations play a vital role in the U.S. economy’s health.  For many who aim to smooth consumption over long periods, income expectations are a key factor when making decisions to purchase large durable goods, including automobiles and houses.  With the exception of a brief spike in 2010, expectations for income growth have been at historically low levels since the onset of the financial crisis.  The Conference Board’s Consumer Confidence Surveys suggest that since October of 2008, an average of 11.9% of people have expected to increase earnings in the ensuing 6 months versus an average of 20.9% of people over the prior decade.  This factor, among others, helps to explain the tepid level of large capital purchases by consumers during the past several years.

Similar to consumers, business leaders’ future expectations drive capital allocation decisions as they attempt to gauge future demand.  Business spending on capital equipment represents only about 7% of GDP, however it has accounted for a full third of GDP growth since the recovery began.1  The recent strength in capital spending among large companies is likely attributable to robust corporate profit growth, a low cost of capital, and the need to backfill capital budgets due to reduced outlays during the recent recession.  Although capital spending growth has been a driver of the broader economy, recent surveys conducted by the regional Federal Reserve banks suggest that the pace of growth in business’ capital spending is likely to moderate.  Furthermore, as has been widely reported, U.S. corporations have accumulated over two trillion in cash on their balance sheets.  Such levels of liquidity suggest that management teams are wary of the current economic climate

Although the pace of economic growth is likely to be slow, we believe that the near-term risk of a deep contraction is low.  Since the financial crisis, economic activity has been maintained despite persistently low expectations among economic participants.  Therefore, we believe that the United States would need to experience a significant decline in household net worth to seriously reduce consumer behavior.  Today’s asset values appear to already encapsulate investors’ expectations of poor economic outcomes.  For example, many housing markets are currently

1 JP Morgan Chase, Economic Research Global Data Watch

supported by an improved balance of the cost to own versus rent and are experiencing minimal levels of new construction.  In equity markets, the Standard and Poor’s 500 Index pays a dividend yield in excess of what is available in 10 year treasuries with the underlying companies expected to pay out only 27% of earnings as dividends2.  Due to the combination of reasonable asset prices and the predisposition of the Federal Reserve to avoid a deflationary episode, we believe that a sustained decline in household net worth is unlikely in the near-term.

We believe that the global marketplace offers ample opportunities for large U.S. companies not only to expand sales, but also to reinforce their competitive strengths.  In light of the remaining imbalances within many developed economies, the path of economic growth is likely to be choppy. Through this period, we will continue to focus our energies on the financial prospects of companies that we view to have sustainable competitive advantage and sufficient financial flexibility to weather troughs in economic activity.  We believe that competitively advantaged companies will outperform their peers through economic cycles and market cycles.  Our goal is to invest in great enterprises at attractive prices.  We will continue to invest according to this precept for the long-term interests of our clients.

Performance Summary

For the fiscal year ended 09/30/2011, the Hillman Advantage Equity Fund and the Hillman Focused Advantage Equity Fund returned -4.06% and -6.38% respectively versus a return of 1.14% for the Standard and Poor’s 500 TR Index (the Index).  We believe that the Funds’ recent underperformance is largely a result of their exposures to a number of best of breed companies within industries that have moved further out of favor with investors.  Although we are disappointed by the Funds’ near-term share price performance, we recognize that investing is a marathon and not a sprint.  Despite disappointing near-term performance the Funds have outperformed the Index over longer periods of time.  Since their inception at the outset of 2001 the Hillman Advantage Equity Fund and the Hillman Focused Advantage Equity Fund have generated positive annualized total returns of 2.91% and 2.04% respectively versus an annualized total return of 0.46% for the Index (please refer to the “performance update” page for additional performance information).  We have confidence in our portfolio holdings and believe that their value will prove compelling over time.

2 Factset Estimates

The Hillman Advantage Equity Fund No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from September 30, 2001 to September 30, 2011

Performance Returns for the periods ended September 30, 2011
Average Annual Total Returns	One Year	Five Year	Ten Year	Gross Expense Ratio*
The Hillman Advantage Equity Fund No Load Shares	(4.06)%	(2.03)%	4.52%	2.50%
Cumulative Total Investment Returns		Ten Year		Final Value of $10,000 Investment
The Hillman Advantage Equity Fund No Load Shares		55.54%		$15,554
S&P 500 Total Return Index		32.00%		$13,200

The graph assumes an initial $10,000 investment at September 30, 2001.  All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund - No Load Shares (the “Fund”) versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

* The gross expense ratio shown is from the Fund’s prospectus dated January 28, 2011.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$856.00	$6.98
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59

* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 1.50%.  The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2011).

The Hillman Advantage Equity Fund Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2011

Performance Returns for the periods ended September 30, 2011
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio**
The Hillman Advantage Equity Fund Class A Shares - No Sales Load	(3.88)%	(1.70)%	0.07%	2.50%
The Hillman Advantage Equity Fund Class A Shares - 5.75% Maximum Sales Load	(9.41)%	(2.86)%	(1.06)%	2.50%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund Class A Shares - No Sales Load	0.36%	$10,045
The Hillman Advantage Equity Fund Class A Shares - 5.75% Maximum Sales Load	(5.41)%	$9,467
S&P 500 Total Return Index	2.19%	$10,219

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at July 18, 2006 (Date of Initial Public Offering).  All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund – Class A Shares (the “Fund”) versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

*  The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).
** The gross expense ratio shown is from the Fund’s prospectus dated January 28, 2011.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$856.00	$6.98
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59
* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 1.50%.  The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2011).

The Hillman Advantage Equity Fund Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2011

Performance Returns for the periods ended September 30, 2011
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio**
The Hillman Advantage Equity Fund Class C Shares - No Sales Load	(4.73)%	(2.04)%	(0.29)%	3.25%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund Class C Shares - No Sales Load	(1.52)%	$9,848
S&P 500 Total Return Index	2.19%	$10,219

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering).  The deduction of the maximum contingent deferred sales charge (“CDSC”) is not reflected in the graph or chart above because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date.  The CDSC may be waived or reduced under certain circumstances.  All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund – Class C Shares (the “Fund”) versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

*  The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).
** The gross expense ratio shown is from the Fund’s prospectus dated January 28, 2011.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDSC fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$852.60	$10.45
Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.36
* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 2.25%.  The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2011).

The Hillman Advantage Equity Fund

Schedule of Investments

As of September 30, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 97.97%

Consumer Discretionary - 8.33%
* Apollo Group, Inc. - Cl. A	5,100	$202,011
Best Buy Co., Inc.	9,000	209,700
Starbucks Corp.	6,200	231,198
The Walt Disney Co.	6,200	186,992
		829,901
Consumer Staples - 11.23%
Campbell Soup Co.	7,100	229,827
HJ Heinz Co.	4,200	211,974
Sysco Corp.	8,000	207,120
The Clorox Co.	3,800	252,054
Wal-Mart Stores, Inc.	4,200	217,980
		1,118,955
Energy - 4.45%
Exxon Mobil Corp.	3,400	246,942
Transocean Ltd.	4,100	195,734
		442,676
Financials - 16.90%
American Express Co.	5,100	228,939
Bank of America Corp.	34,000	207,740
JPMorgan Chase & Co.	6,700	201,871
The Allstate Corp	8,200	194,258
The Goldman Sachs Group, Inc.	2,000	188,960
The Western Union Co.	12,600	192,654
Visa, Inc. - Cl. A	2,800	240,016
Wells Fargo & Co.	9,500	229,140
		1,683,578
Health Care - 11.11%
Amgen, Inc.	4,500	247,320
Johnson & Johnson	3,300	210,177
* Laboratory Corp of America Holdings	2,600	205,530
Merck & Co, Inc.	7,200	235,440
Pfizer, Inc.	11,800	208,624
		1,107,091
Industrials - 14.67%
3M Co.	2,700	193,671
General Electric Co.	14,700	223,734
Goodrich Corp.	1,800	217,260
Honeywell International, Inc.	5,100	224,043
Ingersoll-Rand PLC	5,800	162,870
Raytheon Co.	5,000	204,350
The Boeing Co.	3,900	235,989
		1,461,917

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments

As of September 30, 2011
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 24.66%
	* Apple, Inc.	700	$266,924
	Cisco Systems, Inc.	14,700	227,850
	Corning, Inc.	13,500	166,928
	* Google, Inc. - Cl. A	400	206,016
	Hewlett-Packard Co.	8,500	190,825
	Intel Corp.	11,500	245,352
	International Business Machines Corp.	1,500	262,305
	Microsoft Corp.	9,100	226,499
	Oracle Corp.	8,600	247,164
	Texas Instruments, Inc.	7,700	205,205
	* Yahoo!, Inc.	16,100	212,037
			2,457,105
	Materials - 4.13%
	E.I. du Pont de Nemours & Co.	5,300	211,682
	Nucor Corp.	6,300	199,395
			411,077
	Telecommunications - 2.49%
	AT&T, Inc.	8,700	247,950
			247,950

	Total Common Stocks (Cost $9,569,222)		9,760,250

INVESTMENT COMPANY - 2.09%
	§ HighMark 100% US Treasury Money Market Fund, 0.00% Ω	208,541	208,541

	Total Investment Company (Cost $208,541)		208,541

Total Value of Investments (Cost $9,777,763) - 100.06%			$9,968,791

Liabilities in Excess of Other Assets - (0.06)%			(5,529)

	Net Assets - 100%		$9,963,262

*	Non-income producing investment
§	Represents 7 day effective yield
Ω	Actual amount is less than 0.01%

	The following acronym is used in this portfolio:
	PLC - Public Limited Company

			(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments

As of September 30, 2011

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	8.33%	$829,901
Consumer Staples	11.23%	1,118,955
Energy	4.45%	442,676
Financials	16.90%	1,683,578
Health Care	11.11%	1,107,091
Industrials	14.67%	1,461,917
Information Technology	24.66%	2,457,105
Materials	4.13%	411,077
Telecommunications	2.49%	247,950
Other	2.09%	208,541
Total	100.06%	$9,968,791

See Notes to Financial Statements

The Hillman Focused Advantage Fund No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from September 30, 2001 to September 30, 2011

Performance Returns for the periods ended September 30, 2011
Average Annual Total Returns	One Year	Five Year	Ten Year	Gross Expense Ratio*
The Hillman Focused Advantage Fund No Load Shares	(6.38)%	(4.77)%	5.18%	2.50%
Cumulative Total Investment Returns			Ten Year	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund No Load Shares			65.65%	$16,565
S&P 500 Total Return Index			32.00%	$13,200

The graph assumes an initial $10,000 investment at September 30, 2001.  All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund - No Load Shares (the “Fund”) versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

* The gross expense ratio shown is from the Fund’s prospectus dated January 28, 2011.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$795.00	$6.75
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59
* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 1.50%.  The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2011).

The Hillman Focused Advantage Fund Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2011

Performance Returns for the periods ended September 30, 2011
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio**
The Hillman Focused Advantage Fund Class A Shares - No Sales Load	(6.28)%	(4.72)%	(2.82)%	2.50%
The Hillman Focused Advantage Fund Class A Shares - 5.75% Maximum Sales Load	(11.67)%	(5.84)%	(3.92)%	2.50%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund Class A Shares - No Sales Load	(13.84)%	$8,616
The Hillman Focused Advantage Fund Class A Shares - 5.75% Maximum Sales Load	(18.79)%	$8,121
S&P 500 Total Return Index	2.19%	$10,219

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at July 18, 2006 (Date of Initial Public Offering).  All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund – Class A Shares (the “Fund”) versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

*  The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).
** The gross expense ratio shown is from the Fund’s prospectus dated January 28, 2011.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$795.30	$6.75
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59
* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 1.50%.  The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2011).

The Hillman Focused Advantage Fund Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2011

Performance Returns for the periods ended September 30, 2011
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio**
The Hillman Focused Advantage Fund Class C Shares - No Sales Load	(7.03)%	(5.43)%	(3.55)%	3.25%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund Class C Shares - No Sales Load	(17.16)%	$8,284
S&P 500 Total Return Index	2.19%	$10,219

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering).  The deduction of the maximum contingent deferred sales charge (“CDSC”) is not reflected in the graph or chart above because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date.  The CDSC may be waived or reduced under certain circumstances.  All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund – Class C Shares (the “Fund”) versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

*  The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).
** The gross expense ratio shown is from the Fund’s prospectus dated January 28, 2011.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDSC fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$791.90	$10.11
Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.36
* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 2.25%.  The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2011).

The Hillman Focused Advantage Fund

Schedule of Investments

As of September 30, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 97.63%

Consumer Discretionary - 5.85%
Starbucks Corp.	17,500	$652,575
		652,575
Energy - 9.25%
Exxon Mobil Corp.	8,100	588,303
Transocean Ltd.	9,300	443,982
		1,032,285
Financials - 21.96%
American Express Co.	14,300	641,927
Bank of America Corp.	52,800	322,608
JPMorgan Chase & Co.	16,700	503,171
The Goldman Sachs Group, Inc.	4,600	434,608
The Western Union Co.	35,900	548,911
		2,451,225
Health Care - 12.12%
Johnson & Johnson	11,000	700,590
Pfizer, Inc.	36,900	652,392
		1,352,982
Industrials - 14.11%
General Electric Co.	36,000	547,920
Ingersoll-Rand PLC	16,100	452,104
The Boeing Co.	9,500	574,845
		1,574,869
Information Technology - 23.78%
* Apple, Inc.	1,800	686,376
Cisco Systems, Inc.	36,400	564,200
Corning, Inc.	34,100	421,647
Hewlett-Packard Co.	15,900	356,955
Microsoft Corp.	25,100	624,739
		2,653,917
Materials - 4.58%
E.I. du Pont de Nemours & Co.	12,800	511,232
		511,232
Telecommunications - 5.98%
AT&T, Inc.	23,400	666,900
		666,900

Total Common Stocks (Cost $13,263,987)		10,895,985

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments

As of September 30, 2011
			Shares	Value (Note 1)

INVESTMENT COMPANY - 2.45%
	§	HighMark 100% US Treasury Money Market Fund, 0.00% Ω	273,406	$273,406

	Total Investment Company (Cost $273,406)			273,406

Total Value of Investments (Cost $13,537,393) - 100.08%				$11,169,391

Liabilities in Excess of Other Assets - (0.08)%				(9,030)

	Net Assets - 100%			$11,160,361

*	Non-income producing investment
§	Represents 7 day effective yield
Ω	Actual amount is less than 0.01%

	The following acronym is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	5.85%	$652,575
	Energy	9.25%	1,032,285
	Financials	21.96%	2,451,225
	Health Care	12.12%	1,352,982
	Industrials	14.11%	1,574,869
	Information Technology	23.78%	2,653,917
	Materials	4.58%	511,232
	Telecommunications	5.98%	666,900
	Other	2.45%	273,406
	Total	100.08%	$11,169,391

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities

	Advantage Equity		Focused Advantage
As of September 30, 2011	Fund		Fund

Assets:
Investments, at cost	$9,777,763		$13,537,393
Investments, at value (note 1)	$9,968,791		$11,169,391
Receivables:
Fund shares sold	645		7,988
Dividends	15,185		10,180

Total Assets	9,984,621		11,187,559

Liabilities:
Accrued expenses
Administration fees	2,268		2,590
Advisor fees	9,110		10,404
Distribution fees	9,981		14,204

Total Liabilities	21,359		27,198

Net Assets	$9,963,262		$11,160,361

Net Assets Consist of:
Capital	$11,489,752		$41,150,279
Undistributed net investment income	55,104		79,694
Accumulated net realized loss on investments	(1,772,622)		(27,701,610)
Net unrealized appreciation (depreciation) in investments	191,028		(2,368,002)

Net Assets	$9,963,262		$11,160,361

No Load Shares Outstanding, no par value (unlimited shares authorized)	956,810		1,090,048
Net Assets - No Load Shares	$9,953,424		$10,650,951
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.40		$9.77

Class A Shares Outstanding, no par value (unlimited shares authorized)	158		21,714
Net Assets - Class A Shares	$1,685		$212,485
Net Asset Value and Redemption Price Per Share	$10.64	(b)	$9.79
Maximum Offering Price Per Share (Net Asset Value ÷ 94.25%)	$11.29		$10.39

Class C Shares Outstanding, no par value (unlimited shares authorized) (a)	779		30,831
Net Assets - Class C Shares	$8,153		$296,925
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$10.47		$9.63
(a) Class C shares have a contingent deferred sales charge (note 1).
(b) Net Asset Value may not recompute due to rounding

Hillman Capital Management Funds

Statements of Operations

	Advantage Equity	Focused Advantage
For the fiscal year ended September 30, 2011	Fund	Fund

Investment Income:
Dividends	$230,594	$298,202

Total Investment Income	230,594	298,202

Expenses:
Advisory fees (note 2)	117,005	143,681
Administration fees (note 2)	29,134	35,777
Distribution and service fees (note 3)	29,351	39,050

Net Expenses	175,490	218,508

Net Investment Income	55,104	79,694

Net Realized and Unrealized Gain (Loss) from Investments:
Net realized gain from investments	807,952	688,835
Change in unrealized appreciation (depreciation) on investments	(1,202,453)	(1,197,268)

Net Realized and Unrealized Loss on Investments	(394,501)	(508,433)

Net Decrease in Net Assets Resulting from Operations	$(339,397)	$(428,739)

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets

	Advantage Equity Fund		Focused Advantage Fund
For the fiscal years ended September 30,	2011	2010	2011	2010

Operations:
Net investment income (loss)	$55,104	$(42,811)	$79,694	$35,629
Net realized gain from investment transactions	807,952	479,413	688,835	738,293
Change in unrealized (depreciation) appreciation
on investments	(1,202,453)	554,136	(1,197,268)	718,829
Net (Decrease) Increase in Net Assets
Resulting from Operations	(339,397)	990,738	(428,739)	1,492,751

Distributions to Shareholders: (note 5)
Net investment income
No Load Shares	-	(38,842)	(33,303)	(180,343)
Class A Shares	-	(117)	(880)	(4,148)
Class C Shares	-	(56)	(1,446)	(3,536)
Decrease in Net Assets Resulting from Distributions	-	(39,015)	(35,629)	(188,027)

Capital Share Transactions:
No Load Shares
Shares sold	933,557	640,537	669,283	675,036
Reinvested distributions	-	37,516	32,075	168,884
Shares repurchased	(1,963,303)	(1,494,437)	(3,359,941)	(5,793,189)
Class A Shares
Shares sold	2,000	42,000	14,377	485,392
Reinvested distributions	-	117	863	4,032
Shares repurchased	(11,913)	(41,899)	(223,259)	(395,767)
Class C Shares
Shares sold	7,000	-	201,764	54,914
Reinvested distributions	-	56	1,446	3,536
Shares repurchased	(23,549)	-	(202,090)	(111,122)
Decrease in Net Assets
Resulting from Capital Share Transactions	(1,056,208)	(816,110)	(2,865,482)	(4,908,284)
Net (Decrease) Increase in Net Assets	(1,395,605)	135,613	(3,329,850)	(3,603,560)

Net Assets:
Beginning of Year	11,358,867	11,223,254	14,490,211	18,093,771
End of Year	$9,963,262	$11,358,867	$11,160,361	$14,490,211

Undistributed Net Investment (Loss) Income	$55,104	$-	$79,694	$35,629

See Notes to Financial Statements				(Continued)

Hillman Capital Management Funds

Statements of Changes in Net Assets

	Advantage Equity Fund		Focused Advantage Fund
For the fiscal year ended September 30,	2011	2010	2011	2010

Share Information:

No Load Shares
Shares Sold	78,978	60,737	58,886	65,005
Reinvested distributions	-	3,400	2,794	16,239
Shares repurchased	(166,639)	(140,531)	(286,446)	(568,489)
Net Decrease in Capital Shares	(87,661)	(76,394)	(224,766)	(487,245)
Shares Outstanding, Beginning of Year	1,044,471	1,120,865	1,314,814	1,802,059
Shares Outstanding, End of Year	956,810	1,044,471	1,090,048	1,314,814

Class A Shares
Shares Sold	158	3,846	1,179	47,467
Reinvested distributions	-	10	75	387
Shares repurchased	(943)	(3,854)	(18,891)	(38,398)
Net (Decrease) Increase in Capital Shares	(785)	2	(17,637)	9,456
Shares Outstanding, Beginning of Year	943	941	39,351	29,895
Shares Outstanding, End of Year	158	943	21,714	39,351

Class C Shares
Shares Sold	562	-	16,952	5,353
Reinvested distributions	-	5	127	340
Shares repurchased	(1,882)	-	(18,090)	(10,935)
Net (Decrease) Increase in Capital Shares	(1,320)	5	(1,011)	(5,242)
Shares Outstanding, Beginning of Year	2,099	2,094	31,842	37,084
Shares Outstanding, End of Year	779	2,099	30,831	31,842

See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights
	Advantage Equity Fund
For a share outstanding during the	No Load Shares
fiscal years ended September 30,	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$10.84	$9.99	$9.87	$14.24	$13.75
Income (Loss) from Investment Operations:
Net investment income (loss)	0.06	(0.05)	0.09	0.12	0.07
Net realized and unrealized (loss) gain on securities	(0.50)	0.93	0.16	(3.48)	1.53
Total from Investment Operations	(0.44)	0.88	0.25	(3.36)	1.60
Less Distributions:
Dividends (from net investment income)	-	(0.03)	(0.09)	(0.11)	(0.09)
Distributions (from capital gains)	-	-	(0.04)	(0.90)	(1.02)
Total Distributions	-	(0.03)	(0.13)	(1.01)	(1.11)
Net Asset Value, End of Year	$10.40	$10.84	$9.99	$9.87	$14.24
Total Return (a)(b)	(4.06%)	8.85%	2.96%	(25.05%)	11.99%
Net Assets, End of Year (in thousands)	$9,953	$11,325	$11,192	$14,408	$25,950
Average Net Assets for the Year (in thousands)	$11,677	$11,840	$9,885	$19,919	$25,544
Ratio of Gross Expenses to Average Net Assets (c)	1.50%	3.61%	3.78%	2.66%	2.40%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	2.46%	1.45%	1.48%	1.49%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.47%	(0.36%)	1.10%	0.86%	0.51%
Portfolio Turnover Rate	13.40%	17.89%	52.28%	33.61%	12.18%

	Advantage Equity Fund
For a share outstanding during the	Class A Shares
fiscal years ended September 30,	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$11.05	$10.18	$9.96	$14.38	$13.79
Income (Loss) from Investment Operations:
Net investment income (loss)	0.15	(0.08)	0.15	0.09	0.10
Net realized and unrealized (loss) gain on securities	(0.56)	0.97	0.20	(3.48)	1.55
Total from Investment Operations	(0.41)	0.89	0.35	(3.39)	1.65
Less Distributions:
Dividends (from net investment income)	-	(0.02)	(0.09)	(0.13)	(0.04)
Distributions (from capital gains)	-	-	(0.04)	(0.90)	(1.02)
Total Distributions	-	(0.02)	(0.13)	(1.03)	(1.06)
Net Asset Value, End of Year	$10.64	$11.05	$10.18	$9.96	$14.38
Total Return (a)(b)	(3.71)%	8.78%	3.94%	(25.01%)	12.36%
Net Assets, End of Year (in thousands)	$2	$10	$10	$60	$12
Average Net Assets for the Year (in thousands)	$5	$21	$11	$75	$12
Ratio of Gross Expenses to Average Net Assets (c)	1.50%	3.61%	3.78%	2.66%	2.15%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	2.01%	1.24%	1.46%	1.24%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.11%	1.23%	0.90%	0.76%
Portfolio Turnover Rate	13.40%	17.89%	52.28%	33.61%	12.18%

(a)	Total return does not reflect payment of sales charge, if any.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements					(Continued)

Hillman Capital Management Funds

Financial Highlights
	Advantage Equity Fund
For a share outstanding during the	Class C Shares
fiscal years ended September 30,	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$11.00	$10.14	$10.01	$14.44	$13.81
(Loss) Income from Investment Operations:
Net investment (loss) income	(0.05)	(0.06)	0.09	0.11	0.10
Net realized and unrealized (loss) gain on securities	(0.48)	0.95	0.17	(3.50)	1.55
Total from Investment Operations	(0.53)	0.89	0.26	(3.39)	1.65
Less Distributions:
Dividends (from net investment income)	-	(0.03)	(0.09)	(0.14)	-
Distributions (from capital gains)	-	-	(0.04)	(0.90)	(1.02)
Total Distributions	-	(0.03)	(0.13)	(1.04)	(1.02)
Net Asset Value, End of Year	$10.47	$11.00	$10.14	$10.01	$14.44
Total Return (a)(b)	(4.82%)	8.74%	3.03%	(24.87%)	12.33%
Net Assets, End of Year (in thousands)	$8	$23	$21	$11	$12
Average Net Assets for the Year (in thousands)	$15	$23	$12	$12	$12
Ratio of Gross Expenses to Average Net Assets (c)	2.25%	4.36%	4.53%	3.41%	2.15%
Ratio of Net Expenses to Average Net Assets (c)	2.25%	2.69%	1.25%	1.36%	1.24%
Ratio of Net Investment (Loss) Income to
Average Net Assets	(0.28%)	(0.59%)	1.15%	1.02%	0.76%
Portfolio Turnover Rate	13.40%	17.89%	52.28%	33.61%	12.18%

	Focused Advantage Fund
For a share outstanding during the	No Load Shares
fiscal years ended September 30,	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$10.46	$9.68	$9.76	$16.15	$15.26
Income (Loss) from Investment Operations:
Net investment income	0.07	0.04	0.13	0.20	0.09
Net realized and unrealized (loss) gain on securities	(0.73)	0.85	(0.11)	(5.17)	1.97
Total from Investment Operations	(0.66)	0.89	0.02	(4.97)	2.06
Less Distributions:
Dividends (from net investment income)	(0.03)	(0.11)	(0.06)	(0.17)	(0.13)
Distributions (from capital gains)	-	-	(0.04)	(1.25)	(1.04)
Total Distributions	(0.03)	(0.11)	(0.10)	(1.42)	(1.17)
Net Asset Value, End of Year	$9.77	$10.46	$9.68	$9.76	$16.15
Total Return (a)(b)	(6.38%)	9.15%	0.43%	(32.96%)	13.81%
Net Assets, End of Year (in thousands)	$10,651	$13,747	$17,445	$29,674	$105,093
Average Net Assets for the Year (in thousands)	$13,620	$16,460	$16,774	$84,158	$93,766
Ratio of Gross Expenses to Average Net Assets (c)	1.50%	2.91%	2.89%	1.74%	1.71%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	2.05%	1.45%	1.48%	1.48%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.23%	1.29%	0.98%	0.60%
Portfolio Turnover Rate	16.10%	13.84%	29.79%	47.31%	37.86%

(a)	Total return does not reflect payment of sales charge, if any.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements					(Continued)

Hillman Capital Management Funds

Financial Highlights
	Focused Advantage Fund
For a share outstanding during the	Class A Shares
fiscal years ended September 30,	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$10.47	$9.70	$9.78	$16.21	$15.31
Income (Loss) from Investment Operations:
Net investment income	0.09	0.01	0.08	0.18	0.06
Net realized and unrealized (loss) gain on securities	(0.74)	0.87	(0.06)	(5.17)	2.03
Total from Investment Operations	(0.65)	0.88	0.02	(4.99)	2.09
Less Distributions:
Dividends (from net investment income)	(0.03)	(0.11)	(0.06)	(0.19)	(0.15)
Distributions (from capital gains)	-	-	(0.04)	(1.25)	(1.04)
Total Distributions	(0.03)	(0.11)	(0.10)	(1.44)	(1.19)
Net Asset Value, End of Year	$9.79	$10.47	$9.70	$9.78	$16.21
Total Return (a)(b)	(6.28)%	9.04%	0.47%	(32.94%)	14.03%
Net Assets, End of Year (in thousands)	$212	$412	$290	$294	$589
Average Net Assets for the Year (in thousands)	$319	$417	$198	$437	$269
Ratio of Gross Expenses to Average Net Assets (c)	1.50%	2.91%	2.89%	1.74%	1.71%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	2.13%	1.49%	1.48%	1.48%

Ratio of Net Investment Income to Average Net Assets	0.56%	0.13%	1.23%	1.17%	0.60%
Portfolio Turnover Rate	16.10%	13.84%	29.79%	47.31%	37.86%

	Focused Advantage Fund
For a share outstanding during the	Class C Shares
fiscal years ended September 30,	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$10.40	$9.69	$9.78	$16.15	$15.33
(Loss) Income from Investment Operations:
Net investment (loss) income	(0.02)	(0.09)	0.04	0.06	0.01
Net realized and unrealized (loss) gain on securities	(0.70)	0.89	(0.06)	(5.11)	1.91
Total from Investment Operations	(0.72)	0.80	(0.02)	(5.05)	1.92
Less Distributions:
Dividends (from net investment income)	(0.05)	(0.09)	(0.03)	(0.07)	(0.06)
Distributions (from capital gains)	-	-	(0.04)	(1.25)	(1.04)
Total Distributions	(0.05)	(0.09)	(0.07)	(1.32)	(1.10)
Net Asset Value, End of Year	$9.63	$10.40	$9.69	$9.78	$16.15
Total Return (a)(b)	(7.03)%	8.24%	(0.06%)	(33.45)%	13.01%
Net Assets, End of Year (in thousands)	$297	$331	$359	$304	$592
Average Net Assets for the Year (in thousands)	$420	$375	$199	$303	$390
Ratio of Gross Expenses to Average Net Assets (c)	2.25%	3.66%	3.64%	2.49%	2.44%
Ratio of Net Expenses to Average Net Assets (c)	2.25%	2.81%	2.20%	2.21%	2.21%
Ratio of Net Investment (Loss)Income to Average Net Assets	(0.15%)	(0.54%)	0.45%	0.38%	(0.13%)
Portfolio Turnover Rate	16.10%	13.84%	29.79%	47.31%	37.86%

(a)	Total return does not reflect payment of sales charge, if any.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements

1.   Organization and Significant Accounting Policies

The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Hillman Advantage Equity Fund (“Advantage Equity Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek maximum total return through a combination of long-term capital appreciation and current income.

The Hillman Focused Advantage Fund (“Focused Advantage Fund”) commenced operations on December 29, 2000.  The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for each of the Funds designated as Class A Shares, Class B Shares, and Class C Shares.  On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective.  On June 15, 2009, the Class B Shares of both Funds were converted into Class C Shares.  The Funds currently have an unlimited number of authorized shares, which are divided into three classes – No Load Shares, Class A Shares, and Class C Shares.

Each class of shares has equal rights as to assets of its corresponding Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge.  Class C shares are charged at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, and Class C shares are subject to distribution plan fees as described in Note 3. Class C shares are automatically converted into the No Load shares after ten years.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to the Funds’ net asset value calculation.  A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of September 30, 2011 for the Funds’ assets measured at fair value:

Advantage Equity Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$9,760,250	$9,760,250	$-	$-
Investment Company	208,541	- -	208,541	-
Total Assets	$9,968,791	$9,760,250	$208,541	$-

Focused Advantage Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$10,895,985	$10,895,985	$-	$-
Investment Company	273,406	-	273,406	-
Total Assets	$11,169,391	$10,895,985	$273,406	$-

*Refer to each Fund’s Schedule of Investments for breakdown by industry.
*The Funds had no significant transfers into or out of Levels 1, 2, and 3 during the fiscal year ended September 30, 2011.

Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   Transactions with Affiliates

Advisor
The Funds pay monthly advisory fees to Hillman Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at an annual rate.  For the fiscal year ended September 30, 2011, the Funds paid advisory fees in the amount of $117,005 for the Advantage Equity Fund and $143,681 for the Focused Advantage Fund.

The Advisor has entered into an Operating Plan with the Funds’ administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Funds exceeds the 0.25% of average daily net assets paid by the Funds to the Administrator under its consolidated fee arrangement.  The agreement continues in effect until October 1, 2011 and may not be terminated prior to that date.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expenses to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Funds’ average daily net assets.  The annual rate is 0.249% if the average daily net assets are under $170 million and gradually decreases to an annual rate of 0.05% once the average daily net assets reach $1.48 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Funds by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the No Load Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plans provide that the Funds may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, and Class C Shares in the Funds or support servicing of those classes’ shareholder accounts.    See the table below for a breakout of the 12b-1 fees incurred for the Advantage Equity Fund and the Focused Advantage Fund for the fiscal year ended September 30, 2011.

	Advantage Equity	Focused Advantage
Class	Incurred	Incurred
No Load Shares	$29,191	$34,049
Class A Shares	13	797
Class C Shares	147	4,204

4.   Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Advantage Equity	$1,506,761	$2,574,686
Focused Advantage	$2,268,517	$5,237,634

There were no purchases of long-term U.S. Government Obligations for either Fund during the fiscal year ended September 30, 2011.

 5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2008, 2009, and 2010 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Funds’ net assets or results of operations.  As of and during the fiscal year ended September 30, 2011, the Funds do not have a liability for uncertain tax positions.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

Distributions during the fiscal years and period ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year ended	Ordinary Income	Long-Term Capital Gains
Advantage Equity	09/30/2011	$ -	$ -
	09/30/2010	39,015	-
Focused Advantage	09/30/2011	35,629	-
	09/30/2010	188,027	-

At September 30, 2011, the tax-basis cost of investments and components of distributable earnings were as follows:

	Advantage Equity	Focused Advantage
Cost of Investments	$9,781,893	$13,754,495

Unrealized Appreciation	$1,337,624	$936,339
Unrealized Depreciation	(1,150,726)	(3,521,443)
Net Unrealized Appreciation (Depreciation)	186,898	(2,585,104)

Undistributed Ordinary Income	55,104	79,694
Accumulated Capital Losses	(1,768,492)	(27,484,508)
Other Book/Tax Differences	-	-
Distributable Earnings/Accumulated Losses	$(1,526,490)	$(29,989,918)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.  Accumulated capital losses noted below represent net capital loss carry-forwards, as of September 30, 2011, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions.  The following table shows the expiration dates of the carryovers.

Expiration Dates	Advantage Equity Fund	Focused Advantage Fund
September 30, 2017	$ -	$ 20,620,170
September 30, 2018	1,768,492	6,864,338

6.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect that risk of loss to be remote.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

7.   New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

8.  The Regulated Investment Company Modernization Act

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during these future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of the ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

9.  Subsequent Events

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Hillman Capital Management Investment Trust
and the Shareholders of The Hillman Advantage Equity Fund
and The Hillman Focused Advantage Fund

We have audited the accompanying statements of assets and liabilities of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, each a series of shares of Hillman Capital Management Investment Trust, including the schedules of investments, as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund as of September 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 28, 2011

Hillman Capital Management Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included in Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

3.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Funds’ fiscal year ending September 30, 2011.

During the fiscal year, the Hillman Advantage Equity Fund and the Hillman Focused Advantage Fund did not pay any long-term capital gains.

Individual shareholders are eligible for reduced tax rates on qualified dividend income.  For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the Funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends.  For the purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information reporting.

4.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Trustees.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $5,700 during the fiscal year ended September 30, 2011 from each Fund for their services to the Funds and Trust.  The Interested Trustee and officers did not receive compensation from the Funds for their services to the Funds and Trust.

(Continued)

Hillman Capital Management Funds

Additional Information
(Unaudited)

Name, Age, and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson, 79	Trustee	Since 12/2000	Retired since January 2000; Previously, President, Brinson Investment Co. (personal investments) and President, Brinson Chevrolet, Inc. (auto dealership).	2
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Nottingham Investment Trust II for its three series, Giordano Investment Trust for its one series, Starboard Investment Trust for its six series, and Tilson Investment Trust for its two series (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, MurphyMorris Investment Trust for its one series from 2003 to 2006, New Providence Investment Trust, for its one series from 1997 to 2010, and Piedmont Investment Trust for its one series from 2005 to 2006 (all registered investment companies).

James H. Speed, Jr., 58	Trustee	Since 3/2009	President and CEO of NC Mutual Insurance Company (insurance company) since May 2003; President of Speed Financial Group, Inc. (consulting/private investments) from March 2000 to April 2003.	2
Independent Trustee of The Nottingham Investment Trust II for its three series, Starboard Investment Trust for its six series, and Tilson Investment Trust for its two series (all registered investment companies); Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).Member of Board of Directors of NC Mutual Life Insurance Company; Member of Board of Directors of M&F Bancorp.

Interested Trustee*
Mark A. Hillman, 49 7501 Wisconsin Avenue Suite 1100 E Bethesda, MD 20814	Trustee and President (Principal Executive Officer)	Trustee and President since 12/2000	President, Hillman Capital Management, Inc. (investment advisor to the Funds); previously, Chief Investment Officer, Menocal Capital Management, Inc. (investment advisor).	2	None
* Basis of Interestedness. Mr. Hillman is an Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor to the Funds.

(Continued)

Hillman Capital Management Funds

Additional Information
(Unaudited)

Name, Age, and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
C. Frank Watson III, 41 107 Glenwood Avenue Raleigh, NC 27603	Treasurer (Principal Financial Officer)	Since 10/2011	President, Fairview Investment Services, LLC since 2005; previously, President and Chief Operating Officer, The Nottingham Company (administrator to the funds).	n/a	n/a
Greyson L. Davis, 33	Chief Compliance Officer	Since 11/2011	Fund Accounting Team Manager, The Nottingham Company since 2001.	n/a	n/a
T. Lee Hale, Jr. , 33	Assistant Secretary	Since 1/2011
Fund Accounting Team Manager, The Nottingham Company since September 2011; previously, Director of Financial Reporting, The Nottingham Company from  2009 - 2011; principal of Lee Hale Contracting (marine industry consulting).
				n/a	n/a
A. Vason Hamrick, 34	Secretary and Assistant Treasurer	Since 3/2007	Corporate Counsel, The Nottingham Company, since 2004.	n/a	n/a

The Hillman Capital Management
Mutual Funds are a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	7501 Wisconsin Avenue
Post Office Drawer 4365	Suite 1100 E
Rocky Mount, North Carolina 27803	Bethesda, Maryland 20814

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.  CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, September 30, 2010, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the fiscal years ended September 30, 2010 and September 30, 2011 are reflected in the table below.  These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2010	2011
The Hillman Focused Advantage Fund (formerly The Hillman Aggressive Equity Fund)	$11,500	$11,500
The Hillman Advantage Equity Fund (formerly The Hillman Total Return Fund)	$11,500	$11,500

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2010 and September 30, 2011 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the fiscal years ended for September 30, 2010 and September 30, 2011 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund’s federal, state, and excise tax returns and assistance with distribution calculations.

Fund	2010	2011
The Hillman Focused Advantage Fund	$2,000	$2,000
The Hillman Advantage Equity Fund	$2,000	$2,000

(d)	All Other Fees –There were no other fees billed by the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended September 30, 2010 and September 30, 2011.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered during the fiscal years ended September 30, 2010 and September 30, 2011 were $2,000, respectively.  There were no non-audit fees billed by the Accountant for services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

 (h)           Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President and Principal
Executive Officer
Date: December 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President and Principal
Executive Officer
Date: December 2, 2011

By: (Signature and Title)	/s/ C. Frank Watson III
C. Frank Watson III, Treasurer and Principal
Financial Officer
Date: December 2, 2011